RELATED PARTY TRANSACTIONS (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
RELATED PARTY TRANSACTIONS
Wage and short-term benefits	$ 304,805	$ 258,930	$ 561,382	$ 478,350
Share-based payments (Note 17)	2,495,360	949,773	2,852,707	1,065,763
Remuneration of directors and key management	$ 2,800,165	$ 1,208,703	$ 3,414,089	$ 1,544,113